Tax (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Jan. 01, 2018	[3]	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 3,247	[1],[2]		£ 3,979		£ 3,352	[2],[4]
Tax charge	[5]	£ 378		£ 430
Average effective tax rate		52.10%		24.80%
Statutory tax rate		19.00%		19.25%
United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 2,663					2,647
United Kingdom [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		584					705
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		488					596
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 2,759					£ 2,756

[1]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[2]	For notes to the Financial Statements see pages 17 to 56
[3]

The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business . For further details refer to Note 19, Transition disclosures on pages 53 to 55

[4]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[5]	For notes to the Financial Statements see pages 17 to 56